Pending Merger (Detail) $ / shares in Units, $ in Thousands	Jul. 31, 2017 USD ($)	Dec. 19, 2016 USD ($) store	Mar. 04, 2017 $ / shares	Feb. 27, 2016 $ / shares	Oct. 27, 2015 store $ / shares
Pending Merger
Ownership interest (as a percent)			100.00%
Par value of common stock (in dollars per share)			$ 1	$ 1	$ 1.00
AFAE, LLC
Pending Merger
Number of stores Rite Aid agreed to sell | store		865
Purchase price of certain specified assets | $		$ 950,000
WBA | Rite Aid
Pending Merger
Ownership interest (as a percent)					100.00%
Price of shares (in dollars per share)			$ 6.50
WBA | Rite Aid | Maximum
Pending Merger
Price of shares (in dollars per share)					$ 7.00
Number of retail stores required to be divested | store					1,200
WBA | Rite Aid | Minimum
Pending Merger
Price of shares (in dollars per share)					$ 6.50
Number of retail stores required to be divested | store					1,000
WBA | Rite Aid | Forecast
Pending Merger
Merger termination fee | $	$ 325,000
Revised merger termination fee | $	$ 162,500